Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2019

F40-QTLY-0819
1.818372.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.4% 7/5/19 to 7/18/19 (a)
(Cost $8,983,479)	8,990,000	8,984,490
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	52,423,740	$525,810,110
Fidelity Series Blue Chip Growth Fund (b)	60,324,909	919,351,610
Fidelity Series Commodity Strategy Fund (b)	145,195,631	683,871,424
Fidelity Series Growth Company Fund (b)	107,126,033	1,856,494,158
Fidelity Series Intrinsic Opportunities Fund (b)	135,178,771	2,219,635,423
Fidelity Series Large Cap Stock Fund (b)	131,618,127	1,971,639,536
Fidelity Series Large Cap Value Index Fund (b)	43,655,517	562,719,618
Fidelity Series Opportunistic Insights Fund (b)	54,908,330	1,016,353,181
Fidelity Series Small Cap Discovery Fund (b)	23,839,540	264,142,103
Fidelity Series Small Cap Opportunities Fund (b)	59,020,083	822,739,962
Fidelity Series Stock Selector Large Cap Value Fund (b)	123,352,456	1,518,468,739
Fidelity Series Value Discovery Fund (b)	83,908,471	1,077,384,766
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,866,604,481)		13,438,610,630

International Equity Funds - 32.7%
Fidelity Series Canada Fund (b)	21,550,552	235,332,030
Fidelity Series Emerging Markets Fund (b)	24,559,487	236,016,674
Fidelity Series Emerging Markets Opportunities Fund (b)	111,011,135	2,119,202,566
Fidelity Series International Growth Fund (b)	134,555,905	2,190,570,141
Fidelity Series International Small Cap Fund (b)	30,193,696	490,043,685
Fidelity Series International Value Fund (b)	213,346,956	2,054,531,186
Fidelity Series Overseas Fund (b)	7,164,959	71,936,188
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,299,656,187)		7,397,632,470

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	14,664,975	142,690,210
Fidelity Series Floating Rate High Income Fund (b)	2,953,460	27,467,180
Fidelity Series High Income Fund (b)	17,721,108	168,704,949
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,709,428	67,161,371
Fidelity Series International Credit Fund (b)	1,021,652	10,410,636
Fidelity Series Investment Grade Bond Fund (b)	16,711,647	191,014,125
Fidelity Series Long-Term Treasury Bond Index Fund (b)	77,122,932	718,014,494
Fidelity Series Real Estate Income Fund (b)	9,374,373	103,961,802
TOTAL BOND FUNDS
(Cost $1,363,718,620)		1,429,424,767

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	51,570,012	51,580,326
Fidelity Series Government Money Market Fund 2.44% (b)(d)	245,430,989	245,430,989
Fidelity Series Short-Term Credit Fund (b)	3,936,997	39,566,815
TOTAL SHORT-TERM FUNDS
(Cost $336,163,841)		336,578,130
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,875,126,608)		22,611,230,487
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,689,952)
NET ASSETS - 100%		$22,599,540,535

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	707	Sept. 2019	$67,988,655	$12,708	$12,708
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Sept. 2019	474,030	17,394	17,394
TOTAL FUTURES CONTRACTS					$30,102

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,432,947.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$256,354
Total	$256,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$558,080,270	$5,998,367	$59,636,282	$--	$(9,985,116)	$31,352,871	$525,810,110
Fidelity Series Blue Chip Growth Fund	991,489,200	10,833,256	112,499,103	--	(47,012)	29,575,269	919,351,610
Fidelity Series Canada Fund	213,797,940	14,997,489	6,407,455	--	84,555	12,859,501	235,332,030
Fidelity Series Commodity Strategy Fund	558,323,357	153,322,990	19,504,671	--	(6,420,997)	(1,849,255)	683,871,424
Fidelity Series Emerging Markets Debt Fund	142,580,650	4,054,561	6,024,274	2,116,351	(376,135)	2,455,408	142,690,210
Fidelity Series Emerging Markets Fund	219,264,240	26,632,983	6,393,378	--	52,101	(3,539,272)	236,016,674
Fidelity Series Emerging Markets Opportunities Fund	2,050,312,796	64,526,874	57,672,386	--	(4,608,506)	66,643,788	2,119,202,566
Fidelity Series Floating Rate High Income Fund	27,844,283	826,476	1,290,916	411,147	(38,954)	126,291	27,467,180
Fidelity Series Government Money Market Fund 2.44%	161,417,474	102,614,059	18,600,544	1,085,892	--	--	245,430,989
Fidelity Series Growth Company Fund	1,996,496,748	21,925,061	207,168,208	--	5,440,899	39,799,658	1,856,494,158
Fidelity Series High Income Fund	238,590,013	4,558,386	76,840,068	2,715,517	(2,452,509)	4,849,127	168,704,949
Fidelity Series Inflation-Protected Bond Index Fund	65,297,368	2,318,775	1,965,194	67,210	17,757	1,492,665	67,161,371
Fidelity Series International Credit Fund	10,035,669	67,987	--	67,987	--	243,756	10,410,636
Fidelity Series International Growth Fund	2,096,368,378	25,052,281	79,097,885	--	(470,713)	148,718,080	2,190,570,141
Fidelity Series International Small Cap Fund	484,368,989	6,038,249	21,936,997	--	(1,407,809)	22,981,253	490,043,685
Fidelity Series International Value Fund	1,960,768,572	82,653,941	61,233,225	--	(2,406,073)	74,747,971	2,054,531,186
Fidelity Series Intrinsic Opportunities Fund	2,243,098,529	48,355,057	68,440,927	--	(5,492,335)	2,115,099	2,219,635,423
Fidelity Series Investment Grade Bond Fund	137,434,757	51,366,181	1,667,035	1,320,900	26,708	3,853,514	191,014,125
Fidelity Series Large Cap Stock Fund	2,005,791,811	38,457,208	117,790,747	13,404,001	(1,829,759)	47,011,023	1,971,639,536
Fidelity Series Large Cap Value Index Fund	566,054,815	7,003,821	32,031,040	--	1,116,832	20,575,190	562,719,618
Fidelity Series Long-Term Treasury Bond Index Fund	802,726,823	14,639,774	138,050,875	5,454,398	6,452,270	32,246,502	718,014,494
Fidelity Series Opportunistic Insights Fund	1,032,896,974	11,815,747	86,795,431	--	2,721,498	55,714,393	1,016,353,181
Fidelity Series Overseas Fund	--	71,680,088	--	--	--	256,100	71,936,188
Fidelity Series Real Estate Income Fund	103,544,954	2,772,727	4,044,870	1,471,621	(8,041)	1,697,032	103,961,802
Fidelity Series Short-Term Credit Fund	44,562,312	755,534	6,072,411	286,725	4,666	316,714	39,566,815
Fidelity Series Small Cap Discovery Fund	260,466,275	12,399,679	8,057,279	5,790,329	(473,706)	(192,866)	264,142,103
Fidelity Series Small Cap Opportunities Fund	818,974,463	10,381,157	35,263,629	--	(962,794)	29,610,765	822,739,962
Fidelity Series Stock Selector Large Cap Value Fund	1,535,896,694	17,839,969	100,702,914	--	(3,036,834)	68,471,824	1,518,468,739
Fidelity Series Value Discovery Fund	1,075,865,209	13,537,029	41,816,622	--	(631,681)	30,430,831	1,077,384,766
	$22,402,349,563	$827,425,706	$1,377,004,366	$34,192,078	$(24,731,688)	$722,563,232	$22,550,665,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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